UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104
                                                      --------

                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.2%
ALABAMA--2.5%
AL IDAU RB, Scientific Utilization Project, Series 1996,
   8.65%(1)                                                        $   810,000   $      810,000
AL IDAU RB, Well Built Cabinet, Inc. Project, 8.30%(1)                 220,000          220,000
AL IDAU RB, Whitesell Project, 8.31%(1)                                545,000          545,000
AL Infirmary Health Systems FAU of Mobile RB, Infirmary Health
   Systems, Series A, 8%(1)                                          5,000,000        5,000,000
Autauga Cnty., AL IDAU RB, Marshall Prattville, 8.60%(1)             2,205,000        2,205,000
Berry, AL IDAU RB, Berry Wood Products LLC, 8.71%(1)                   610,000          610,000
Birmingham, AL Medical Clinic Board RB, University of Alabama
   Health Service Facilities, Series 1998, 7.56%(1,2)                  150,000          150,000
Birmingham, AL Special Care Facilities FAU RB, United Cerebral
   Palsy Project, 8.02%(1)                                           1,610,000        1,610,000
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
   Expansion Project, Series 1998, 8.40%(1)                          2,500,000        2,500,000
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
   Project, Series 2003-A, 8.71%(1)                                  1,210,000        1,210,000
Fairhope, AL AA Airport Improvement RB, Series 2007, 8.50%(1)        8,845,000        8,845,000
Florence, AL IDB IDV RB, Nichols Wire, Inc. Project, Series A,
   8.31%(1)                                                          2,455,000        2,455,000
Gardendale, AL MH RRB, Ascot Place Apts., 7.55%(1)                   1,465,000        1,465,000
Gardendale, AL MH RRB, Meadow Wood Apts., 7.55%(1)                   1,484,000        1,484,000
Gardendale, AL MH RRB, Woodbrook Apts. Project, 7.55%(1)             3,200,000        3,200,000
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers, Inc.
   Project, 7.95%(1)                                                   345,000          345,000
Mobile, AL IDB RB, HighProv LLC Project, Series 2006, 8.50%(1)       6,000,000        6,000,000
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 8.31%(1)             200,000          200,000
Shelby Cnty., AL Economic & IDAU RB, M.D. Henry Co., Inc.
   Project, 8.96%(1)                                                   625,000          625,000
Spanish Fort, AL RA RB, MACON Trust Certificates Series
   2007-306, 8%(1,3)                                                 4,295,000        4,295,000
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 8.02%(1)                     900,000          900,000
Tuscaloosa Cnty., AL IDAU RB, Gulf Opportunity Zone Hunt
   Refining Project, Series 2008, 8.50%(1)                          10,000,000       10,000,000
                                                                                 --------------
                                                                                     54,674,000
                                                                                 --------------
ARIZONA--3.1%
AZ First Matrix Charter School Trust II Pass-Through
   Certificates, Series 2005, Cl. A, 8.11%(1,3)                     15,546,000       15,546,000
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate
   Trust-Series 2007-8, 8.17%(1,3)                                  12,440,000       12,440,000
Chandler, AZ IDAU RB, Tri-City Baptist Church Project, Series
   2007, 8.21%(1)                                                    5,200,000        5,200,000
Phoenix, AZ Civic Improvement Corp. WS BANs, Series 2007A,
   1.58%, 11/3/08                                                    5,000,000        5,000,000


                         1 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
ARIZONA CONTINUED
Phoenix, AZ IDAU MH RRB, Del Mar Terrace, Series A, 8.25%(1)       $11,500,000   $   11,500,000
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project,
   Series A, 8.10%(1)                                                4,500,000        4,500,000
Phoenix, AZ IDAU Student Hsg. RB, MSTFC Series 2079, 4.63%(1,3)      9,745,000        9,745,000
Pima Cnty., AZ IDAU RB, Delaware Military Academy, 8.02%(1)          5,000,000        5,000,000
                                                                                 --------------
                                                                                     68,931,000
                                                                                 --------------
CALIFORNIA--4.4%
CA Dept. of Water Resources Power Supply RB, Series C-7,
   7.50%(1)                                                          3,200,000        3,200,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-637,
   4.10%(1,3)                                                       21,319,000       21,319,000
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-477,
   3.72%(1,3)                                                        2,700,000        2,700,000
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 7.96%(1,3)         18,000,000       18,000,000
CA SCDAU RB, MSTFC Series 2008-2742, 5.36%(1,3)                      5,010,000        5,010,000
Foothill-De Anza, CA Community College District GOUN, MSTFC
   Series 2006-1844, 4.61%(1,3)                                     26,000,000       26,000,000
Irvine, CA USD SPTX Bonds, Austin Trust Certificates-Series BOA
   315, 4.75%(1,3)                                                   1,575,000        1,575,000
Los Angeles, CA Water & Power RB, ETET Series 2006-0010, Cl. A,
   8.44%(1,3)                                                        6,000,000        6,000,000
Oxnard, CA FAU Water RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0085, 1.90%(1,3,4)                       3,000,000        3,000,000
San Diego, CA Public Facilities Water RB, PTTR, Series 2595,
   5.25%(1,3)                                                       10,885,000       10,885,000
                                                                                 --------------
                                                                                     97,689,000
                                                                                 --------------
COLORADO--4.6%
Arista Metro District, CO Special Ltd. RB, Broomfield Event
   Center Parking Project, Series 2006A, 8.15%(1)                    4,980,000        4,980,000
Aurora, CO Park 70 Metropolitan District GOLB, Series 2008,
   1.80%(1,4)                                                        4,075,000        4,075,000
Centerra Metropolitan District No. 1, CO Improvement RRB,
   Series 2008, 8.10%(1)                                            14,000,000       14,000,000
CO ECFA RB, St. Mary's Academy Project, Series 1999, 8.35%(1)        2,790,000        2,790,000
CO HFA ED RB, Certex Co. Project, Series 2007, 8.25%(1)              2,200,000        2,200,000
Colorado Springs, CO SPO RB, Heating & Plumbing Engineers
   Project, 8.25%(1)                                                 2,030,000        2,030,000
Concord Metro District, CO REF GOB, Improvement Projects,
   Series 2004, 3.50%(1,4)                                           2,500,000        2,500,000
Cornerstar Metro District, CO Special RB, Series 2007, 8.10%(1)      6,500,000        6,500,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
   Denver Project, Series A-1, 8.10%(1)                              3,800,000        3,800,000


                         2 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
COLORADO CONTINUED
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
   Denver Project, Series C, 8.10%(1)                              $ 7,590,000   $    7,590,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Stapleton
   Project, Series A-1, 8%(1)                                        4,000,000        4,000,000
Ebert Metro District, CO Securitization Trust GOLB, Series
   2004-S1, Cl. A2, 8.10%(1)                                        10,500,000       10,500,000
Ebert Metro District, CO Securitization Trust RB, Series
   2005-S1, Cl. A2, 8.10%(1,3)                                       3,000,000        3,000,000
El Paso Cnty., CO SDI No. 020, MERLOTS Series 2008 K06, 4%(1,3)      5,115,000        5,115,000
Jefferson Cnty., CO SDI No. R-001 GOUN, PTTR, Series 2691,
   5.25%(1,3)                                                        4,470,000        4,470,000
Longmont, CO Harvest Junction Metropolitan District GOLB,
   Series 2006, 8.75%(1)                                             2,600,000        2,600,000
Midcities Metro District No. 1, CO RRB, Series 2004A, 8.30%(1)      14,420,000       14,420,000
Parker, CO Automotive Metro District GOLB, Series 2005, 3.50%(1)     4,510,000        4,510,000
Regional Transportation District, CO Sales Tax RB, ETET Series
   2006-0120, Cl. A, 8.49%(1,3)                                      1,510,000        1,510,000
                                                                                 --------------
                                                                                    100,590,000
                                                                                 --------------
DELAWARE--0.6%
DE EDAU RB, Archmere Academy Project, Series 2006, 7.53%(1)          2,300,000        2,300,000
DE EDAU RB, Catholic Diocese of Wilmington Project, Series
   2002, 7.99%(1)                                                   11,300,000       11,300,000
                                                                                 --------------
                                                                                     13,600,000
                                                                                 --------------
FLORIDA--7.3%
Alachua Cnty., FL HFA MH RB, Santa Fe Apts. II Project, 8.25%(1)     8,500,000        8,500,000
Brevard Cnty., FL IDAU RB, Designers Choice Cabinetry, Series
   2006, 8.21%(1)                                                    1,870,000        1,870,000
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series
   1999, 7.60%(1)                                                    1,530,000        1,530,000
Citizens Property Insurance Corp. FL RRB, SGMSTR Series 2008
   SG46, 4.44%(1,3)                                                 12,500,000       12,500,000
Clay Cnty., FL Educational Facilities RB, St. John's Country
   Day School Project, Series 2002, 7.90%(1)                         2,995,000        2,995,000
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A,
   8.48%(1)                                                          2,460,000        2,460,000
Dade Cnty., FL IDAU RB, U.S. Holdings, Inc. Project, Series
   1996A, 8.45%(1)                                                   1,200,000        1,200,000
FL Development Finance Corp. IDV RRB, Charlotte Community
   Project, Series 2001A3, 7.95%(1)                                  1,190,000        1,190,000
Fort Pierce, FL HF RB, New Horizons Project, Series 1997, 8%(1)      2,285,000        2,285,000


                         3 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
FLORIDA CONTINUED
Highlands Cnty., FL HFAU RB, Adventist Health System Sunbelt,
   Series 1996-A, 10%(1)                                           $ 3,500,000   $    3,500,000
Jacksonville, FL ED Commission RB, Goodwill Industries North
   Florida Project, Series O3, 7.60%(1)                              3,215,000        3,215,000
Jacksonville, FL EDLFA RB, Edward Waters College Project,
   Series 2001, 7.55%(1)                                             1,455,000        1,455,000
Jacksonville, FL EDLFA RB, Edward Waters College Project,
   Series 2004, 7.55%(1)                                             2,000,000        2,000,000
Jacksonville, FL HFA MH RRB, St. Augustine Apts., 8.15%(1)           3,300,000        3,300,000
Jacksonville, FL IDV RB, University of Florida Health Science
   Center Project, Series 1989, 8.13%(1)                             2,000,000        2,000,000
Lake Cnty., FL Capital Improvement RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DB-492, 4.08%(1,3)                       7,000,000        7,000,000
Leesburg, FL Hospital RRB, Leesburg Regional, Series 2008A,
   7.99%(1)                                                          4,000,000        4,000,000
Miami-Dade Cnty., FL Aviation RB, Municipal Trust Securities,
   Series 2057, 4.70%(1,3)                                              10,000           10,000
Miami-Dade Cnty., FL EDLFA RB, Carlos Albizu University
   Project, 7.30%(1)                                                 2,900,000        2,900,000
Miami-Dade Cnty., FL EDLFA RB, MSTFC Series 2008-2710,
   5.46%(1,3)                                                        7,410,000        7,410,000
Miami-Dade Cnty., FL EDLFA RRB, MSTFC Series 2006-2055,
   4.69%(1,3)                                                       10,145,000       10,145,000
Miami-Dade Cnty., FL SPO RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-538, 3.77%(1,3)                                  2,265,000        2,265,000
Orange Cnty., FL HFAU RB, Presbyterian Retirement Communities
   Project, Series A, 8.35%(1)                                       5,300,000        5,300,000
Orange Cnty., FL IDAU RB, Independent Blood & Tissue Services
   of Florida, Series 2002, 7.90%(1)                                 2,530,000        2,530,000
Orange Cnty., FL IDAU RB, Trinity Preparatory School, Series
   1998, 7.60%(1)                                                      800,000          800,000
Orange Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-553, 3.86%(1,3)                                  2,875,000        2,875,000
Panama City Beach, FL TXAL Bonds, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2006-0129, 4.20%(1,3)                 8,045,000        8,045,000
Panama City, FL Bay Medical Center Board of Trustees HA RRB,
   Bay Medical Center Project, Series B, 8.25%(1)                   35,000,000       35,000,000
Pinellas Cnty., FL EDLFA RRB, Series 1985, 1.60%, 11/3/08           11,700,000       11,700,000
Pinellas Cnty., FL IDAU RB, Neighborly Care Network Project,
   Series 2008, 8.05%(1)                                             2,000,000        2,000,000
Sarasota Cnty., FL RB, Sarasota Family YMCA Project, Series
   1999, 7.53%(1)                                                    1,760,000        1,760,000
University Athletic Assoc., Inc., FL Capital Improvement RB,
   University of Florida Stadium, 3.30%(1,4)                         1,450,000        1,449,945


                         4 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
FLORIDA CONTINUED
University of North Florida Financing Corp. RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-594, 3.93%(1,3)                    $ 5,305,000   $    5,305,000
                                                                                 --------------
                                                                                    160,494,945
                                                                                 --------------
GEORGIA--3.0%
Bibb Cnty., GA DAU RB, Methodist Homes of South Georgia
   Conference Project, 7.95%(1)                                        800,000          800,000
DeKalb Cnty., GA DAU IDV RB, A.G. Rhodes Home at Wesley, Series
   1996, 7.90%(1)                                                    2,350,000        2,350,000
DeKalb Cnty., GA HAU MH RRB, Stone Mill Run Apts. Project,
   Series 2000, 8.26%(1)                                             1,310,000        1,310,000
DeKalb, Newton, & Gwinnett Cntys., GA Joint Development RB, GPC
   Real Estate Student, 7.55%(1)                                     6,065,000        6,065,000
Fulton Cnty., GA DAU RB, Piedmont Healthcare, Inc., 7.90%(1)         1,800,000        1,800,000
Fulton Cnty., GA DAU RB, Trinity School, Inc. Project, 7.90%(1)      1,000,000        1,000,000
Fulton Cnty., GA HA RANs, Northside Hospital Project, Series
   03A, 7%(1)                                                          100,000          100,000
GA GOUN, MSTFC Series 1881, 1.95%(1,5)                              11,610,000       11,610,000
GA GOUN, PTTR, Series 3129129, 4.75%(1,3)                            6,640,000        6,640,000
GA GOUN, Series 1996B, 6.25%, 4/1/09                                   500,000          510,845
GA Medical Center HA RB, Reset Option Certificates II-R
   Trust-Series 10330CE, 6.34%(1,3)                                 17,995,000       17,995,000
GA Private Colleges & Universities Authority RRB, Mercer
   University Project, Series 2006A, 8.30%(1)                        5,540,000        5,540,000
GA Private Colleges & Universities Authority RRB, Mercer
   University Project, Series 2006C, 8.30%(1)                        8,750,000        8,750,000
Macon-Bibb Cnty., GA HA RANs, Medical Center of Central
   Georgia, 7.90%(1)                                                 1,100,000        1,100,000
Thomasville, GA HA RANs, John D. Archbold Hospital, 7.90%(1)         1,200,000        1,200,000
                                                                                 --------------
                                                                                     66,770,845
                                                                                 --------------
IDAHO--0.4%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project,
   8.66%(1)                                                          7,000,000        7,000,000
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series
   2006, 8.25%(1)                                                    1,210,000        1,210,000
                                                                                 --------------
                                                                                      8,210,000
                                                                                 --------------
ILLINOIS--3.3%
Chicago, IL Board of Education GOUN, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-653, 4.06%(1,3)                      8,615,000        8,615,000
Chicago, IL O'Hare International Airport RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-534, 3.77%(1,3)                      2,280,000        2,280,000
Chicago, IL RB, Boys & Girls Clubs of Chicago Project, Series
   2000, 9.95%(1)                                                      600,000          600,000
East Peoria, IL CD RRB, The Kroger Co., Series 2003, 8.66%(1)        3,125,000        3,125,000


                         5 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
ILLINOIS CONTINUED
Hamilton Memorial Hospital District, IL RB Hamilton Memorial
   Hospital Project, 8.26%(1)                                      $18,500,000   $   18,500,000
IL DFA IDV RB, Knead Dough Baking Co. Project, 9.20%(1)                800,000          800,000
IL DFA RB, Chicago Educational TV Assn., Series 1994A, 7.95%(1)      1,500,000        1,500,000
IL DFA RB, Foundation for Safety Project, Series 1992, 7.50%(1)        250,000          250,000
IL DFA RB, Shelby Memorial Hospital Assn., Inc., Series
   1999B-1, 8.37%(1)                                                 3,325,000        3,325,000
IL DFA Residential Rental RB, FC Harris Pavilion Project,
   Series 1994, 8.25%(1)                                             6,450,000        6,450,000
IL FAU RB, E. Kinast Project, Series 2005A, 8.20%(1)                   700,000          700,000
IL FAU RB, Sauk Valley Community College Project, Series 2004A,
   8.27%(1)                                                          6,725,000        6,725,000
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004,
   9.20%(1)                                                            400,000          400,000
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985B,
   8.43%(1)                                                         15,330,486       15,330,486
Southwest, IL DAU RB, Arizon Cos. of Illinois, Inc. Project,
   8.55%(1)                                                          3,000,000        3,000,000
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004,
   8.66%(1)                                                            800,000          800,000
Wheeling, IL Industrial Project RB, V-S Industries, Inc.
   Project, 8.36%(1)                                                 1,200,000        1,200,000
                                                                                 --------------
                                                                                     73,600,486
                                                                                 --------------
INDIANA--3.8%
Carmel, IN RED District Tax Increment RB, Merchants' Pointe
   Project, Series 2001A, 8.50%(1)                                     855,000          855,000
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 9.23%(1)         300,000          300,000
IN DFA ED RB, IVC Industrial Coatings, Inc. Project, 9.20%(1)        1,165,000        1,165,000
IN EDLFA RB, University of Evansville Project, Series 2001B,
   9.10%(1)                                                            500,000          500,000
IN FAU RB, Educational Facilities University of Indianapolis
   Project, 8.30%(1)                                                 6,900,000        6,900,000
IN H&EFA RRB, PTTR, Ascension Health, Series 2842, 6.36%(1,3)       13,645,000       13,645,000
IN HFFAU RB, Ascension Health, Series 2003E-6, 1.75%(1,4)            7,125,000        7,125,000
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001,
   7.95%(1)                                                          8,140,000        8,140,000
IN HFFAU RRB, Ascension Health, Series 2002F, 5.50%, 11/15/08          500,000          501,175
IN Multi-School Building Corp. RRB, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2007-0026, 4.30%(1,3)                 4,435,000        4,435,000
Indianapolis, IN ED RB, Visiting Nurse Service Foundation,
   8.75%(1)                                                            965,000          965,000
Indianapolis, IN MH RB, Capital Place Apts., Series 2008,
   8.05%(1)                                                         16,000,000       16,000,000


                         6 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
INDIANA CONTINUED
Mt. Vernon of Hancock Cnty., IN RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-584, 3.39%(1,3)                                $ 9,380,000   $    9,380,000
St. Joseph Cnty., IN ED RB, Hannah & Friends Project, Series
   2007, 7.30%(1)                                                    2,210,000        2,210,000
Valpraiso, IN ED RB, Pines Village Retirement Community
   Project, Series 2008, 8.11%(1)                                   10,595,000       10,595,000
                                                                                 --------------
                                                                                     82,716,175
                                                                                 --------------
IOWA--0.1%
Le Mars, IA IDV RB, Feuerhelm Properties LP Project, Series
   2000A, 8.66%(1)                                                   1,850,000        1,850,000
                                                                                 --------------
KANSAS--0.1%
Wichita, KS Recreational Facilities RB, YMCA of Wichita
   Project, Series XI 1998, 7.30%(1)                                 3,300,000        3,300,000
                                                                                 --------------
KENTUCKY--2.5%
Bath Cnty., KY Industrial Building RB, Cintas Sales Corp.
   Project, Series 1992, 12%(1)                                        420,000          420,000
Christian Cnty., KY Assn. of Cntys. Leasing Trust RB, Series B,
   4.25%(1)                                                          2,000,000        2,000,000
Hancock Cnty., KY Industrial Building RRB, Southwire Co.
   Project, Series 1992A, 8.66%(1)                                  10,000,000       10,000,000
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998,
   8.86%(1)                                                          7,815,000        7,815,000
Louisville & Jefferson Cnty., KY RB, Eclipse Funding Trust
   Solar Eclipse Certificates-Series 2006-0087, 4.41%(1,3)           8,755,000        8,755,000
Louisville & Jefferson Cnty., KY RRB, Reset Option Certificates
   II-R Trust-Series 672CE, 3.80%(1,3)                               3,565,000        3,565,000
Montgomery Cnty., KY Industrial Building RB, Connecticut
   Fineblanking Corp. Project, Series 1996, 7.52%(1)                 1,800,000        1,800,000
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
   Series 2004, 8.81%(1)                                             5,000,000        5,000,000
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc.
   Project, Series 2005, 10%(1)                                      1,963,000        1,963,000
Somerset, KY Industrial Building RB, Tibbals Flooring Co.
   Project, Series 1989, 8.31%(1)                                   10,000,000       10,000,000
Williamstown, KY League of Cities Funding Trust RB, YMCA of
   Wichita Project, Seriex XI 1998, 8%(1)                            4,000,000        4,000,000
                                                                                 --------------
                                                                                     55,318,000
                                                                                 --------------
LOUISIANA--1.9%
LA Local Government Environmental Facilities CDAU RRB,
   University of Louisiana Monroe Facilities, Series 2004,
   8.21%(1)                                                          8,365,000        8,365,000
LA Local Government Environmental Facilities DAU RB, Hollybrook
   Cottonseed Processing, 8.66%(1)                                   1,800,000        1,800,000
LA Local Government Environmental Facilities DAU RB, Hollybrook
   Enterprises LLC, 8.66%(1)                                         2,240,000        2,240,000


                         7 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
LOUISIANA CONTINUED
LA Local Government RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-656, 4%(1,3)                                   $10,495,000   $   10,495,000
LA Public FA RB, Blood Center Properties, Inc. Project, Series
   2000, 8.95%(1)                                                      900,000          900,000
LA Public FA RB, Municipal Trust Securities, Series 4000,
   8.04%(1,3)                                                        6,785,000        6,785,000
St. John Baptist Parish, LA RB, MSTFC Series 2006-2116,
   5.02%(1,3)                                                       12,270,000       12,270,000
                                                                                 --------------
                                                                                     42,855,000
                                                                                 --------------
MAINE--0.2%
Biddeford, ME RB, DK Assoc. LLC & Volk Packaging Corp. Project,
   7.52%(1)                                                            220,000          220,000
Dover-Foxcroft, ME RB, Pleasant River Lumber Co., Series 2002,
   7.25%(1)                                                          1,600,000        1,600,000
ME FAU RB, Kents Hill School, Series 2006, 8%(1)                     2,375,000        2,375,000
                                                                                 --------------
                                                                                      4,195,000
                                                                                 --------------
MARYLAND--2.4%
Baltimore Cnty., MD RB, Maryvale Prep School Facilities, Series
   2005A, 8.01%(1)                                                   2,940,000        2,940,000
Howard Cnty., MD MH RB, Sherwood Crossing Apts., Series 2003,
   8.10%(1)                                                         13,910,000       13,910,000
MD Community Development Administration MH RB, Crusader Arms
   Apts., Series 2008D, 8.75%(1)                                     2,615,000        2,615,000
MD EDC RB, Goodwill Industries Project, Series 1999, 7.90%(1)        1,975,000        1,975,000
MD EDC RRB, YMCA of Central Maryland, Inc. Project, Series
   2003, 8.05%(1)                                                    2,465,000        2,465,000
MD HE&HFA RB, Woodmont Academy, Series 2008, 8.15%(1)                3,775,000        3,775,000
MD Transportation Authority RB, Transportation Facility
   Projects, Reset Option Certificates II-R Trust-Series 11436,
   4.60%(1,3)                                                        4,000,000        4,000,000
Montgomery Cnty., MD Consolidated Public Improvement GOUN,
   Series 2002A, 5%, 2/1/09                                          1,240,000        1,253,156
Montgomery Cnty., MD ED RB, Sandy Spring Friends School
   Facility, Series 2004, 7.90%(1)                                   1,000,000        1,000,000
Prince Georges Cnty., MD SPO Bonds, MSTFC Series 2006-2128,
   5.30%(1,3)                                                       13,710,000       13,710,000
University System of Maryland COP, College Park Business
   School, Series 2000, 8.01%(1)                                     5,945,000        5,945,000
                                                                                 --------------
                                                                                     53,588,156
                                                                                 --------------
MASSACHUSETTS--1.3%
MA DFA RB, Newbridge MACON Trust Certificates Series 2007-344,
   8.07%(1,3)                                                        8,000,000        8,000,000
MA DFA RB, Worcester Academy Project, 8%(1)                          2,500,000        2,500,000
MA GOUN, PTTR, Series 2648, 6.13%(1,3)                               1,850,000        1,850,000


                         8 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
MASSACHUSETTS CONTINUED
MA GOUN, SGMSTR Series 2008 SG52, 2.30%(1,3)                       $ 4,250,000   $    4,250,000
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust Certificates
   Series 2007-310, 8%(1,3)                                          3,450,000        3,450,000
MA REF GOUN, Dexia Credit Local Certificates Trust-Series
   2008-042, 4.88%(1,3)                                              5,005,000        5,005,000
MA REF GOUN, P-Floats Series PT-2758, 4.12%(1,3)                     4,515,000        4,515,000
                                                                                 --------------
                                                                                     29,570,000
                                                                                 --------------
MICHIGAN--1.1%
Detroit, MI SDI GOUN, Dexia Credit Local Certificates
   Trust-Series DC8032, 4.79%(1,3)                                   2,900,000        2,900,000
Lakewood, MI Public Schools School Building GOUN, PTTR, Series
   2624Z, 8.11%(1)                                                   5,215,000        5,215,000
MI HOFA RB, Healthcare Equipment Loan Program, Series C,
   Subseries C-19, 8.25%(1)                                          1,000,000        1,000,000
MI Strategic Fund Ltd. RB, Methodist Children's Home, Series
   1995, 8.95%(1)                                                    1,500,000        1,500,000
MI Strategic Fund Ltd. RRB, Consumer's Energy Co., Series 2008,
   8.21%(1)                                                          2,855,000        2,855,000
MI Strategic Fund Ltd. RRB, Holland Home, Series 1998, 5.75%,
   10/1/08                                                           1,000,000        1,013,831
Oakland Cnty., MI EDC RB, Highland United Methodist, 8%(1)           2,500,000        2,500,000
Oakland Cnty., MI EDC RB, Rose Hill Center, Inc. Project,
   9.95%(1)                                                            100,000          100,000
Parchment, MI SDI GOUN, PTTR, Series 2836, 5.97%(1,3)                4,960,000        4,960,000
Wayne State University, MI RB, PTTR, Series 2664, 5.67%(1,3)         1,635,000        1,635,000
                                                                                 --------------
                                                                                     23,678,831
                                                                                 --------------
MINNESOTA--3.5%
Anoka-Hennepin, MN ISD No. 11 School Building REF GOUN, Series
   2002A, 5%, 2/1/09                                                 1,500,000        1,513,667
Atwater-Cosmos-Grove City, MN ISD No. 2396 GOUN, AAC, Series
   2008A, 2.75%, 8/10/09                                             1,280,000        1,287,497
Becker, MN IDV RB, Plymouth Foam Project, Series 04, 8.40%(1)        1,770,000        1,770,000
Bloomington, MN CDAU RB, 94th Street Associates Project, Series
   1985, 8.01%(1)                                                    3,405,000        3,405,000
Bloomington, MN CDAU RB, James Avenue Associates Project,
   Series 1985, 8.01%(1)                                             3,310,000        3,310,000
Dakota Cnty., MN Community Development Agency RB, Catholic
   Finance Corp., Series 2002, 8.10%(1)                              1,000,000        1,000,000
East Grand Forks, MN SWD RB, American Crystal Sugar Co.
   Project, 8.66%(1)                                                 5,000,000        5,000,000
Eden Prairie, MN MH RRB, Lake Place Apts. Project, Series 1998,
   8.15%(1)                                                            565,000          565,000
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project,
   Series 2007, 8.25%(1)                                             1,035,000        1,035,000


                         9 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
MINNESOTA CONTINUED
Kittson, MN Central ISD No. 2171 School Building GOUN, Series
   2008A, 4%, 2/1/09                                               $   170,000   $      170,659
MN GOUN, PTTR, Series 3080, 5.25%(1,3)                               3,230,000        3,230,000
MN GOUN, Series 2001, 5%, 10/1/08                                    1,500,000        1,500,000
MN RB, Austin Trust Certificates-Series 10001, 6.20%(1,3)           27,326,000       27,326,000
MN REF GOUN, Series 1998, 5%, 10/1/08                                  315,000          315,622
MN REF GOUN, Series 2003, 5%, 8/1/09                                 1,000,000        1,026,219
MN REF GOUN, Series 2004, 5%, 11/1/08                                1,300,000        1,303,046
New London-Spicer Ctnys., MN ISD No. 345 GOUN, AAC, Series
   2008, 2.50%, 8/28/09                                              3,040,000        3,052,106
Ogilvie, MN ISD No. 333 GOUN, AAC, Series 2008A, 2.75%, 8/17/09      1,695,000        1,704,424
Park Rapids, MN ISD No. 309 GOUN, AAC, Series 2008 A, 2.75%,
   8/24/09                                                           3,780,000        3,803,113
Robbinsdale, MN ISD No. 281 School Building GOUN, Series 2001,
   5%, 2/1/09                                                          750,000          756,923
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992,
   8.21%(1)                                                          4,675,000        4,675,000
Warroad, MN ISD No. 690 GOUN, AAC, Series 2008A, 3%, 8/7/09          2,175,000        2,193,043
West St. Paul Mendota Heights, MN ISD No. 197 REF GOUN, Series
   2008B, 3%, 2/1/09                                                 1,890,000        1,893,734
West St. Paul Mendota Heights, MN ISD No. 197 TANs, Series
   2008A, 3%, 3/19/09                                                4,500,000        4,510,172
                                                                                 --------------
                                                                                     76,346,225
                                                                                 --------------
MISSISSIPPI--3.1%
MS Business Finance Corp. RB, Gulfport ES OPAG LLC Project,
   Series 2007A, 7.99%(1)                                           12,300,000       12,300,000
MS Business Finance Corp. RB, Hattiesburg Clinic Professional
   Assn. Project, 8.21%(1)                                           3,900,000        3,900,000
MS Business Finance Corp. RB, JKW Real Estate LLC Project,
   8.03%(1)                                                          2,145,000        2,145,000
MS Development Bank SPO RB, Series 2007H1, 8.21%(1)                 10,995,000       10,995,000
MS Development Bank SPO RRB, Singing River Hospital System,
   Series 2008A, 7.99%(1)                                           10,000,000       10,000,000
MS GOUN, MERLOTS Series B08, 4.64%(1,3)                             20,500,000       20,500,000
Newton, MS IDV RRB, La-Z-Boy Chair Co. Project, Series 1991,
   7.60%(1)                                                          5,350,000        5,350,000
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 8.66%(1)      3,250,000        3,250,000
                                                                                 --------------
                                                                                     68,440,000
                                                                                 --------------
MISSOURI--0.9%
Brentwood, MO TXAL Bonds, 8300 Eager Rd. Project, Series 2007
   1-A, 8.03%(1,3)                                                   7,675,000        7,675,000
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 8.37%(1)       6,700,000        6,700,000


                        10 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
MISSOURI CONTINUED
St. Charles Cnty., MO IDAU RB, National Cart Project, Series A,
   8.40%(1)                                                        $   960,000   $      960,000
St. Charles Cnty., MO IDAU RB, Trinity Manufacturing Project,
   8.55%(1)                                                          3,300,000        3,300,000
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
   Series 1992, 8.36%(1)                                             1,765,000        1,765,000
                                                                                 --------------
                                                                                     20,400,000
                                                                                 --------------
NEBRASKA--0.6%
Omaha, NE PP District RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0025, 4.18%(1,3)                        12,600,000       12,600,000
                                                                                 --------------
NEVADA--0.4%
NV Highway Improvement RB, MERLOTS Series 2008 D129, 4.04%(1,3)      8,830,000        8,830,000
                                                                                 --------------
NEW HAMPSHIRE--0.2%
NH HFA MH RRB, EQR Board Partnership Manchester Project,
   8.15%(1)                                                          4,625,000        4,625,000
                                                                                 --------------
NEW JERSEY--1.0%
NJ EDAU RB, Paddock Realty LLC Project, Series 2006, 8.16%(1)        1,205,000        1,205,000
NJ EDAU RRB, Dexia Credit Local Certificates Trust-Series 2007
   005, 4.35%(1,3,4)                                                10,855,000       10,855,000
NJ Transportation Trust Fund Authority RRB, Dexia Credit Local
   Certificates Trust-Series 2008-041, 4.49%(1,3)                   11,110,000       11,110,000
                                                                                 --------------
                                                                                     23,170,000
                                                                                 --------------
NEW MEXICO--1.5%
NM FAU SFM RB, Series 2008, 2.49%(1,4)                              15,948,666       15,948,666
NM Hospital Equipment Loan Council RB, Presbyterian Healthcare,
   Series B, 8.30%(1)                                               16,085,000       16,085,000
                                                                                 --------------
                                                                                     32,033,666
                                                                                 --------------
NEW YORK--2.9%
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project,
   6.80%(1,3)                                                        4,500,000        4,500,000
Erie Cnty., NY IDA Civic Facilities RB, Buffalo Canisius High
   School, 8.01%(1)                                                 14,450,000       14,450,000
Forest City/New Rochelle, NY RB, Sr. Certificates Beneficial
   Ownership Trust, Series 2003, 7%(1)                               1,120,000        1,120,000
NY Upstate Telecommunications Corp. RB, Series 2005, 8.01%(1)        5,115,000        5,115,000
NYC MWFAU WSS RB, Reset Option Certificates II-R Trust-Series
   10265, 4.35%(1,3)                                                   900,000          900,000
NYC TFA RB, MERLOTS Series 1999B, 6.03%(1,3)                        10,080,000       10,080,000
NYC TFA RRB, MERLOTS Series 2008 D98, 4.10%(1,3)                       900,000          900,000
NYS DA RB, MERLOTS Series 2008 D201, 3.91%(1,3)                      5,245,000        5,245,000
NYS HFA RB, North End Ave. Housing, Series 2004A, 8.05%(1)           2,800,000        2,800,000


                        11 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
NEW YORK CONTINUED
NYS HFA RB, Tribeca Green Apts. Housing, Series 2003A, 7.40%(1)    $ 3,800,000   $    3,800,000
NYS UDC COP, Reset Option Certificates II-R Trust-Series
   10011CE, 5.09%(1,3)                                               1,500,000        1,500,000
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial
   Hospital, Inc. Project, Series 2005, 8.01%(1)                     4,600,000        4,600,000
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resch
   Corp. Project, Series 2005, 8.01%(1)                              9,700,000        9,700,000
                                                                                 --------------
                                                                                     64,710,000
                                                                                 --------------
NORTH CAROLINA--0.6%
NC Capital Facilities Finance Agency Educational Facilities RB,
   High Point University Project, 8.05%(1)                           4,000,000        4,000,000
NC Capital Facilities Finance Agency Educational Facilities
   RRB, Guilford College Project, 8.05%(1)                           3,940,000        3,940,000
NC Infrastructure Finance Corp. COP, Reset Option Certificates
   II-R Trust-Series 8502, 5%(1,3)                                   4,400,000        4,400,000
                                                                                 --------------
                                                                                     12,340,000
                                                                                 --------------
OHIO--5.1%
Butler Cnty., OH Capital Funding RB, Series A, 8%(1)                 3,020,000        3,020,000
Columbus, OH Regional AA Capital Funding RB, Municipal Pooled
   Financing Program, 8%(1)                                          4,110,000        4,110,000
Cuyahoga Cnty., OH Civic Facilities RB, 700 Prospect Corp.
   Project, 8.21%(1)                                                 2,750,000        2,750,000
Darke Cnty., OH HCF RB, Wayne Hospital Project, Series 2007,
   8.11%(1)                                                         46,865,000       46,865,000
Hamilton Cnty., OH Health Care RB, Life Enriching Communities
   Project, Series B, 8%(1)                                          1,000,000        1,000,000
Lorain Cnty., OH Hospital Facilities RRB, EMH Regional Medical
   Center Project, Series 08, 10%(1)                                 3,000,000        3,000,000
Madeira, OH ED RRB, The Kroger Co., Series 2004, 8.66%(1)            2,050,000        2,050,000
Medina Cnty., OH IDV RB, Fire-Dex, Inc. Project, Series 1997,
   10%(1)                                                              700,000          700,000
OH Higher Education Facility Commission RB, Higher Education
   Pooled Financing 2001 Program, Series 2001A, 9.90%(1)               700,000          700,000
Pike Cnty., OH HCF RB, Traditions Healthcare, 8.31%(1)               2,100,000        2,100,000
Rickenbacker, OH POAU Capital Funding RB, Reset Option
   Certificates II-R Trust-Series 591CE, 7.10%(1,3)                  5,620,000        5,620,000
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 8.66%(1)       3,100,000        3,100,000
Toledo-Lucas Cnty., OH POAU Cultural Facilities RB, Toledo
   Museum of Art Project, 8%(1)                                      1,200,000        1,200,000
Wood Cnty., OH Hospital Facilities RRB, Wood Cnty. Hospital
   Assoc. Project, Series 2008, 8.11%(1)                            35,525,000       35,525,000
                                                                                 --------------
                                                                                    111,740,000


                        12 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
OKLAHOMA--0.7%
Cleveland Cnty., OK Home Loan Authority SFM RRB, Series 2006,
   3.39%(1,4)                                                      $ 8,769,000   $    8,769,000
Oklahoma City, OK Water Utility Trust RB, Series A, 1.57%,
   10/3/08                                                           1,000,000        1,000,000
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project, Series
   2001A, 9.20%(1)                                                   1,000,000        1,000,000
Tulsa, OK IDV RB, SGMSTR Series SGC-41, Cl. A, 4.69%(1,3)            4,390,000        4,390,000
                                                                                 --------------
                                                                                     15,159,000
                                                                                 --------------
OREGON--0.3%
Eugene, OR EU RRB, ETET Series 2003-0022, Cl. A, 8.72%(1,3)          5,880,000        5,880,000
                                                                                 --------------
PENNSYLVANIA--2.5%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project,
   Series B, 7.60%(1)                                                  680,000          680,000
Butler Cnty., PA General Authority RRB, SGMSTR Series 2008 5658
   Cl. A, 8.04%(1,3)                                                 5,095,000        5,095,000
Dauphin Cnty., PA General Authority RRB, SDI Pooled Financing
   Program II, 8.25%(1)                                             28,000,000       28,000,000
Erie Cnty., PA HA HF RRB, St. Mary's Home of Erie Project,
   Series B, 8.10%(1)                                                2,100,000        2,100,000
Horizon HA, PA Senior Health & Housing Facilities RRB, St. Paul
   Homes Project, 8.01%(1)                                           9,200,000        9,200,000
PA HEFAU RB, Assn. of Independent Colleges, Series K-1, 3.38%(1)     1,660,000        1,660,000
PA Public School Building Authority RB, Reset Option
   Certificates II-R Trust-Series 11396, 5.85%(1,3)                  7,600,000        7,600,000
Philadelphia, PA SDI GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-554, 4%(1,3)                                       970,000          970,000
                                                                                 --------------
                                                                                     55,305,000
                                                                                 --------------
SOUTH CAROLINA--0.8%
Beaufort Cnty., SC SDI GOUN, Series 2000B, 5.50%, 10/1/08            1,000,000        1,014,929
Greenville, SC Cnty. & City IDV RB, Stevens Aviation Technical
   Services, 7.70%(1)                                                4,300,000        4,300,000
Kershaw Cnty., SC SDI GOUN, Series 2000, 7%, 2/1/09                    710,000          721,498
Lancaster Cnty., SC SDI REF GOUN, Series 2008, 4%, 3/1/09            1,925,000        1,939,438
Lexington & Richland Cntys., SC SDI No. 005 GOUN, 4%, 3/1/09           200,000          201,056
Lexington Cnty., SC SDI No. 001 GOUN, Series 2007A, 5%, 2/1/09       1,000,000        1,007,082
SC EDLFA RRB, Private Nonprofit Institutions-Newberry College,
   Series 2008, 8.05%(1)                                             2,500,000        2,500,000
SC Jobs EDAU RB, Shannon Forest Project, Series 2003, 8.05%(1)       2,420,000        2,420,000
SC Jobs EDAU RB, Supreme Machined Products Co., 7.50%(1)             2,300,000        2,300,000
Sumter Cnty., SC SDI No. 17 REF GOUN, Series 2008, 3%, 3/1/09          590,000          592,279


                        13 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
SOUTH CAROLINA CONTINUED
York Cnty., SC Rock Hill SDI No. 3 REF GOUN, PTTR, Series 1881,
   4.75%(1,3)                                                      $ 1,575,000   $    1,575,000
                                                                                 --------------
                                                                                     18,571,282
                                                                                 --------------
SOUTH DAKOTA--0.4%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 8.26%(1)      2,000,000        2,000,000
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 8.01%(1)      7,500,000        7,500,000
                                                                                 --------------
                                                                                      9,500,000
                                                                                 --------------
TENNESSEE--3.0%
Blount Cnty., TN Public Building Authority RB, Series 2008B,
   8.21%(1,3)                                                        6,900,000        6,900,000
Chattanooga, TN HE&HFB RB, McCallie School Project, Series
   1998, 7.90%(1)                                                      600,000          600,000
Dickson Cnty., TN IDB RB, Renaissance Learning Center Project,
   Series 1997, 7.95%(1)                                             3,500,000        3,500,000
Franklin Cnty., TN H&EFA RB, University of the South Project,
   Series 1998B, 8.06%(1)                                            6,355,000        6,355,000
Jackson, TN HE&HFB RB, University School of Jackson Project,
   8.04%(1)                                                          1,200,000        1,200,000
Jackson, TN HE&HFB RB, University School of Jackson Project,
   8.04%(1)                                                          3,195,000        3,195,000
Jackson, TN HE&HFB RB, University School of Jackson Project,
   8.04%(1)                                                          5,100,000        5,100,000
Jackson, TN HE&HFB RRB, Trinity Christian Academy, 8.04%(1)          2,820,000        2,820,000
Knox Cnty., TN HE&HFB RB, Episcopal School Knoxville Project,
   7.90%(1)                                                          3,200,000        3,200,000
Knox Cnty., TN HE&HFB RB, Johnson Bible College, 8.02%(1)            3,550,000        3,550,000
Nashville & Davidson Cnty., TN IDB RB, Donelson Christian
   Academy, Series 2003, 8.01%(1)                                    3,415,000        3,415,000
Nashville & Davidson Cnty., TN IDB RB, Second Harvest Food Bank
   Project, Series 2002, 8.03%(1)                                    1,000,000        1,000,000
Nashville & Davidson Cnty., TN IDV RRB, Trevecca Nazarene
   University Project, Series 2003, 7.90%(1)                         3,250,000        3,250,000
Nashville & Davidson Cnty., TN RB, Fisk University Project,
   Series 2000, 8.02%(1)                                             5,035,000        5,035,000
Nashville & Davidson Cnty., TN RB, Nashville Christian School
   Project, 7.60%(1)                                                 1,790,000        1,790,000
Shelby Cnty., TN HE&HFB MH RRB, Wynride III Apts. Project,
   Series 2005, 8.25%(1)                                             2,400,000        2,400,000
Shelby Cnty., TN HE&HFB RB, Kings Daughter & Sons Project,
   8.02%(1)                                                          7,650,000        7,650,000
Springfield, TN IDB RB, Nashville Wire Products Manufacturing,
   Series 1994, 8.16%(1)                                               600,000          600,000
Springfield, TN IDB RRB, The Kroger Co., Series 2004, 8.66%(1)       4,500,000        4,500,000


                        14 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
TENNESSEE CONTINUED
Sumner Cnty., TN HE&HFB RB, Sumner Academy Project, Series
   1998, 8.03%(1)                                                  $   350,000   $      350,000
                                                                                 --------------
                                                                                     66,410,000
                                                                                 --------------
TEXAS--17.8%
Aledo, TX ISD School Building GOUN, 1.75%(1,4)                      16,085,000       16,085,000
Arlington, TX ISD School Building REF GOUN, Series 1999, 5%,
   10/1/08                                                           6,965,000        7,047,833
Austin, TX Water & Wastewater System RRB, P-Floats, Series
   PZ-157, 4.28%(1,3)                                                8,450,000        8,450,000
Beaumont, TX ISD GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DB-615, 4.06%(1,3)                                                6,690,000        6,690,000
Bexar Cnty., TX HFC MH RRB, Vista Meadows Project, Series 2006,
   8.40%(1)                                                          6,435,000        6,435,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
   Series 2007A, 8.11%(1)                                           14,755,000       14,755,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
   Series 2007B, 8.11%(1)                                            2,000,000        2,000,000
Birdville, TX ISD REF GOUN, 5%, 2/15/09                              1,600,000        1,616,666
Brazoria Cnty., TX HFDC Hospital RB, Brazosport Memorial
   Hospital, 7.95%(1)                                                7,100,000        7,100,000
Brazos River, TX Harbor Navigation District RB, BASF Corp.
   Project, 8%(1)                                                      500,000          500,000
Brazos River, TX IDV Corp. RRB, BASF Corp. Project, 8%(1)            4,400,000        4,400,000
Carrollton-Farmers Branch, TX ISD School Building GOUN, Series
   2004, 5%, 2/15/09                                                 2,160,000        2,183,828
Carrollton-Farmers Branch, TX ISD School Building GOUN, Series
   2006, 4.25%, 2/15/09                                              2,280,000        2,299,528
Crowley, TX ISD REF GOUN, MERLOTS Series D292, 4.07%(1,3)            6,935,000        6,935,000
Cypress-Fairbanks, TX ISD REF GOUN, MERLOTS Series 2008 D155,
   4.05%(1,3)                                                        5,995,000        5,995,000
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management
   LLC Project, 8.66%(1)                                             2,100,000        2,100,000
Dallam Cnty., TX IDV Corp. RB, Rick & Janice Van Ryn Project,
   Series 2007, 8.66%(1)                                             2,600,000        2,600,000
Fort Bend, TX ISD REF GOUN, PTTR, Series 2008, 6.07%(1,3)            4,840,000        4,840,000
Fort Bend, TX ISD REF GOUN, Wells Fargo Stage Trust-Series
   2008-25C, 4.785%(1,3)                                             9,905,000        9,905,000
Fort Worth, TX ISD Unlimited Tax Refund & Improvement GOUN,
   Series 2008, 4%, 2/15/09                                          2,015,000        2,029,047
Fort Worth, TX ISD Unlimited Tax Refund & Improvement REF GOUN,
   Series 1999, 5%, 10/1/08                                          1,355,000        1,371,732
Frisco, TX ISD GOUN, PTTR, Series 2687, 5.25%(1,3)                   5,010,000        5,010,000
Frisco, TX ISD GOUN, Wells Fargo Stage Trust-Series 2008-19C,
   5.045%(1,3)                                                      14,555,000       14,555,000
Houston, TX Community College System, GOLB, SPEARS Deutsche
   Bank/Lifers Trust-Series DB-611, 4.08%(1,3)                       4,155,000        4,155,000
Houston, TX ISD GOUN, PTTR, Series 1189, 4.75%(1,3)                  1,375,000        1,375,000


                        15 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
TEXAS CONTINUED
Houston, TX ISD REF GOUN, PTTR, Series 2802, 4.17%(1,3)            $ 6,350,000   $    6,350,000
Houston, TX ISD Schoolhouse REF GOLB, Series 1999A, 5%, 10/1/08      1,500,000        1,516,548
Houston, TX Utility System RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-551, 3.89%(1,3)                                  4,210,000        4,210,000
Houston, TX Utility System RRB, PTTR, Series 2502, 4.32%(1,3)        2,330,000        2,330,000
Humble, TX ISD School Building GOUN, Series 2003, 2%(1,4)            1,515,000        1,515,000
Huntsville, TX ISD REF GOUN, Series 2004, 5%, 2/15/09                1,050,000        1,061,557
Katy, TX ISD GOUN, PTTR, Series 2942, 5.12%(1,3)                     2,730,000        2,730,000
Keller, TX ISD GOUN, PTTR, Series 2616, 6.95%(1,3)                   3,550,000        3,550,000
Killeen, TX ISD REF GOUN, Series 2005, 3%, 2/15/09                     500,000          501,519
Klein, TX ISD GOUN, MERLOTS Series 2008 D281, 4.44%(1,3)             5,210,000        5,210,000
Lake Travis, TX ISD REF GOUN, Series 2008, 3.50%, 2/15/09               30,000           30,054
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 1999,
   5.10%, 2/15/09                                                    1,000,000        1,012,755
Lamar, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-512, 4.05%(1,3)                                   6,500,000        6,500,000
Leander, TX ISD REF GOUN, MERLOTS Series D195, 4.15%(1,3)            7,205,000        7,205,000
Longview TX ISD School Building GOUN, PTTR, Series 3059,
   5.25%(1,3)                                                        2,295,000        2,295,000
Lovejoy, TX GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DB-514, 3.67%(1,3)                                                3,275,000        3,275,000
Mansfield, TX ISD School Building GOUN, Series 1996, 8%(1)           1,815,000        1,815,000
Mesquite, TX ISD School Building GOUN, Series 2000, 3.65%(1)         2,000,000        2,005,600
Northeast TX ISD GOUN, Dexia Credit Local Certificates
Trust-Series 2008-002, 4.19%(1,3)                                    5,745,000        5,745,000
Northeast TX ISD GOUN, P-Floats Series PT-3957, 1.85%(1,3,4)        17,235,000       17,235,000
Northeast TX ISD GOUN, Series 2004, 5%, 8/1/09                       6,400,000        6,564,071
Northeast TX ISD GOUN, Series A, 3.78%(1,4)                          8,400,000        8,486,766
Northside, TX ISD GOUN, PTTR, Series 2918Z, 5.94%(1,3)               3,560,000        3,560,000
Northside, TX ISD REF GOUN, MERLOTS Series 2008 D90, 3.95%(1,3)      4,095,000        4,095,000
Panhandle, TX ISD GOUN, PTTR, Series 2073, 5.25%(1,3)                5,445,000        5,445,000
Raymondville, TX ISD School Building GOUN, Series 1999, 5.20%,
   10/1/08                                                             190,000          192,099
Red River, TX Educational FAU RB, Parish Day School Project,
   Series A, 8%(1)                                                   6,255,000        6,255,000
Red River, TX Educational FAU RB, Parish Episcopal School
   Project, 8%(1)                                                    4,885,000        4,885,000
Richardson, TX ISD School Building GOUN, Series 2004, 3.25%,
   2/15/09                                                             450,000          451,650
San Antonio, TX Electric & Gas RRB, Series A, 5%, 10/1/08              585,000          597,420
San Antonio, TX Electric & Gas System RB, PTTR, Series 2503,
   4.22%(1,3)                                                        3,695,000        3,695,000
San Antonio, TX Electric & Gas System RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DB-602, 4.06%(1,3)                       8,335,000        8,335,000


                        16 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
TEXAS CONTINUED
San Antonio, TX Electric & Gas System RRB, 1997A, 5.60%, 10/1/08   $12,705,000   $   12,793,260
San Antonio, TX Electric & Gas System RRB, Series 1998A, 5.25%,
   10/1/08                                                           3,510,000        3,585,271
San Antonio, TX Electric & Gas System RRB, Series1998A, 5.125%,
   2/1/09                                                            1,500,000        1,517,205
San Antonio, TX Water RB, SGMSTR Series SGC-38, Cl. A,
   4.84%(1,3)                                                       13,085,000       13,085,000
San Marcos, TX ISD GOUN, MERLOTS Series D291, 4.12%(1,3)             5,975,000        5,975,000
Spring, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-603, 4.06%(1,3)                                   3,820,000        3,820,000
Tarrant Cnty., TX Cultural Education Hospital RRB, Valley
   Baptist Medical Center, 9.65%(1)                                  9,150,000        9,150,000
Texas State University System RRB, Austin Trust
   Certificates-Series BOA 3023, 6.43%(1,3)                          5,605,000        5,605,000
TX PFAU REF GOUN, Series 2003, 5%, 10/1/08                             500,000          500,000
TX PFAU REF GOUN, Series 96C, 6%, 10/1/08                            1,500,000        1,500,000
TX REF GOUN, Series 92A, 6%, 10/1/08                                 1,000,000        1,000,000
TX Transportation Commission Mobility Fund GOUN, PTTR, Series
   2481, 4.29%(1,3)                                                  2,190,000        2,190,000
TX Transportation Commission Mobility Fund GOUN, PTTR, Series
   2510, 4.09%(1,3)                                                  3,800,000        3,800,000
TX Transportation Commission Mobility Fund GOUN, PTTR, Series
   2615, 6.93%(1,3)                                                  2,800,000        2,800,000
TX Transportation Commission Mobility Fund GOUN, Series 2006,
   5%, 4/1/09                                                        1,400,000        1,420,242
University of TX Board of Regents RRB, Financing System, Series
   A, 5%, 8/15/09                                                    4,510,000        4,637,231
University of TX Board of Regents RRB, MERLOTS Series 2003 B14,
   4.58%(1,3)                                                       11,210,000       11,210,000
University of TX Board of Regents RRB, Series A, 1.52%, 12/5/08     14,500,000       14,500,000
University of TX Board of Regents RRB, Series A, 1.57%, 2/5/09       8,000,000        8,000,000
University of TX RRB, PTTR, Series 2775, 4.89%(1,3)                  5,105,000        5,105,000
University of TX System Board of Regents RRB, Financing System,
   Series 1999B, 5.75%, 10/1/08                                      6,770,000        7,012,392
Upper Trinity Regional Water District, TX Denton Cnty. Regional
   Water Supply, 1.65%, 2/11/09                                      3,800,000        3,800,000
                                                                                 --------------
                                                                                    392,094,274
                                                                                 --------------
UTAH--0.6%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC
   Project, Series 2003A, 8.31%(1)                                  10,985,000       10,985,000
Riverdale, UT RA Tax Increment RB, 8.15%(1)                            820,000          820,000
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series
   2003, 8.15%(1)                                                      810,000          810,000
                                                                                 --------------
                                                                                     12,615,000
                                                                                 --------------


                        17 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
VIRGINIA--2.9%
Alexandria, VA IDAU Headquarters Facilities RB, American
   Society Clinical Oncology, Series B, 8.01%(1)                   $10,000,000   $   10,000,000
Arlington Cnty., VA IDAU MH RRB, Woodbury Park Apts. Project,
   Series 2005A, 8.10%(1)                                              800,000          800,000
Chesapeake Bay, VA Bridge & Tunnel District RRB, Series 2008A,
   8%(1)                                                             6,250,000        6,250,000
Chesterfield Cnty., VA Health Center Community Residential Care
   Facility RB, Lucy Corr Village, Series 2008B, 8.05%(1)            3,150,000        3,150,000
Fairfax Cnty., VA IDAU RB, Inova Health System, Series 2008B-1,
   1.60%(1,4)                                                        4,950,000        4,950,000
Fairfax Cnty., VA IDAU RB, Series 2008C-4, 1.60%(1,4)                3,000,000        3,000,000
Henrico Cnty., VA EDAU Residential Care Facilities RB,
   Westminster Canterbury, 8.05%(1)                                  3,200,000        3,200,000
Lewistown, VA Commerce Center CDAU SPTX Bonds, MSTFC Series
   2006-2115, 5.87%(1,3)                                             4,000,000        4,000,000
Lexington, VA IDAU Hospital Facilities RRB, Stonewall Jackson
   Hospital MERLOTS Series E01, 6.35%(1,3)                          16,950,000       16,950,000
Norfolk, VA RED & HAU MH RRB, Archers Green LP, 8.45%(1)             1,890,000        1,890,000
Prince William Cnty., VA Facilities COP, Series 2006B, 7.50%(1)      6,825,000        6,825,000
Salem, VA IDAU MH RB, Oak Park Apts. Project, Series 2008,
   8.15%(1)                                                          2,745,000        2,745,000
VA Small Business FAU IDV RB, McElroy Metal Project, 8.26%(1)          370,000          370,000
                                                                                 --------------
                                                                                     64,130,000
                                                                                 --------------
WASHINGTON--2.0%
Central Puget Sound, WA RTA Sales & Use Tax RB, PTTR, Series
   2625Z, 8.11%(1)                                                   1,675,000        1,675,000
King Cnty., WA HAU RB, Summerfield Apts. Project, Series 2005,
   8%(1)                                                             1,765,000        1,765,000
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project,
   Series 2005, 8.60%(1)                                               705,000          705,000
WA EDFAU RRB, Benaroya Research Institute at Virginia Mason,
   Series 2006C, 8.13%(1)                                              880,000          880,000
WA GOUN, PTTR, Series 2650Z, 8.11%(1,3)                              1,000,000        1,000,000
WA GOUN, PTTR, Series 593A, 6.16%(1,3)                               1,000,000        1,000,000
WA GOUN, Reset Option Certificates II-R Trust-Series 11298,
   4.04%(1,3)                                                        1,830,000        1,830,000
WA HFC RRB, Wells Fargo Stage Trust-Series 48C, 6.286%(1,3)         18,995,000       18,995,000
WA Housing Finance Commission MH RB, Heatherwood Apts., 8.50%(1)     3,400,000        3,400,000
WA Housing Finance Commission MH RB, Regency Park Apts.,
   8.50%(1)                                                          7,805,000        7,805,000


                        18 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
WASHINGTON CONTINUED
WA Motor Vehicle REF GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-388, 4.63%(1,3)                                 $ 5,630,000   $    5,630,000
                                                                                 --------------
                                                                                     44,685,000
                                                                                 --------------
WEST VIRGINIA--0.8%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A,
   8.66%(1)                                                          4,500,000        4,500,000
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B,
   8.66%(1)                                                          6,850,000        6,850,000
Marmet, WV CD RRB, The Kroger Co., Series 2004, 8.66%(1)             3,100,000        3,100,000
WV EDAU IDAU RB, Rubberlite, Inc. Project, Series1999, 9.20%(1)      2,200,000        2,200,000
                                                                                 --------------
                                                                                     16,650,000
                                                                                 --------------
WISCONSIN--2.3%
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp., Series
   1999A, 9.95%(1)                                                     395,000          395,000
Brokaw, WI Sewer & SW RB, Wasau Paper Mills Co. Project,
   8.81%(1)                                                          9,500,000        9,500,000
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994,
   8.31%(1)                                                          2,000,000        2,000,000
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007, 8.77%(1)       1,325,000        1,325,000
Kimberly, WI Development RB, Fox Cities YMCA Project, Series
   2002, 9.95%(1)                                                    1,400,000        1,400,000
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005,
   8.25%(1)                                                          1,825,000        1,825,000
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A, 8.25%(1)      2,050,000        2,050,000
Milwaukee, WI IDV RB, R&B Wagner Project, 9.20%(1)                     975,000          975,000
New Glarus, WI IDV RB, LSI, Inc. New Glarus Project, Series
   2003, 8.67%(1)                                                    1,415,000        1,415,000
Onalaska, WI IDV RB, Empire Screen Printing Project, Series
   2006, 8.77%(1)                                                      880,000          880,000
Plymouth, WI IDV RB, Plymouth Foam, Inc. Project, Series 2008,
   8.77%(1)                                                          1,000,000        1,000,000
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 8.77%(1)       1,360,000        1,360,000
WI H&EFA RB, Community Care, Inc., Series 2005, 8.21%(1)             4,245,000        4,245,000
WI H&EFA RB, Group Health Cooperative of South Central
   Wisconsin, 8.21%(1)                                               3,300,000        3,300,000
WI H&EFA RB, Lakeland College, Series 2005, 8.07%(1)                 4,400,000        4,400,000
WI H&EFA RB, St. Camillus Health Center, Series 2005, 8.02%(1)       2,420,000        2,420,000
WI H&EFA RRB, St. Camillus Health Care Center, Series 2003,
   8.24%(1)                                                            820,000          820,000
WI Health & Educational Medical College RB, Wells Fargo Stage
   Trust Series 2008-43, 5.605%(1,3)                                11,775,000       11,775,000
                                                                                 --------------
                                                                                     51,085,000
                                                                                 --------------


                        19 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    Principal
                                                                      Amount          Value
                                                                   -----------   --------------
WYOMING--0.2%
Campbell Cnty., WY IDV RRB, Powder Basin Properties Project,
   Series 1996, 8.45%(1)                                           $ 3,505,000   $    3,505,000
DISTRICT OF COLUMBIA--0.5%
District of Columbia HFA Modernization Programs RB, PTTR,
   Series 3001, 5.25%(1)                                             4,610,000        4,610,000
District of Columbia HFA SFM RRB, 3.38%(1,4)                         5,000,000        5,000,000
District of Columbia RB, National Museum Women Arts, 7.60%(1)        1,275,000        1,275,000
                                                                                 --------------
                                                                                     10,885,000
                                                                                 --------------
U.S. POSSESSIONS--0.6%
Puerto Rico EPAU RRB, SGMSTR Series 2008 SGC57, Cl. A,
   3.63%(1,3)                                                       10,080,000       10,080,000
Puerto Rico HTAU RRB, Reset Option Certificates II-R
   Trust-Series 10327CE, 4.45%(1,3)                                  2,800,000        2,800,000
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-627, 4.03%(1,3)                        800,000          800,000
                                                                                 --------------
                                                                                     13,680,000
                                                                                 --------------
OTHER SECURITIES--2.4%
Dept. of Housing RB, Bella Vista Apts., Austin Trust
   Certificates-Series BOA 10000, 6.25%(1,3)                        31,586,000       31,586,000
Freddie Mac, Multifamily Certificates, Series M017, Cl. A,
   8.36%(1,3)                                                       14,520,000       14,520,000
P-Floats Series PZ-270, 4.65%(1,3)                                   6,377,000        6,377,000
                                                                                 --------------
                                                                                     52,483,000
TOTAL INVESTMENTS, AT VALUE (COST $2,209,503,885)                        100.2%   2,209,503,885
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (0.2)      (4,306,714)
                                                                   -----------   --------------
Net Assets                                                               100.0%  $2,205,197,171
                                                                   ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AA         Airport Authority
AAC        Aid Anticipation Certificates
BANs       Bond Anticipation Nts.
BOE        Board of Education
CD         Commercial Development
CDAU       Community Development Authority
COP        Certificates of Participation
DA         Dormitory Authority
DAU        Development Authority
DFA        Development Finance Authority
ECFA       Educational and Cultural Facilities Authority
ED         Economic Development
EDAU       Economic Development Authority
EDC        Economic Devel. Corp.


                        20 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

EDFAU      Economic Development Finance Authority
EDLFA      Educational Facilities Authority
EMH        Elmhurst Memorial Hospital
EPAU       Electric Power Authority
ETET       Eagle Tax-Exempt Trust
EU         Electric Utilities
FA         Facilities Authority
FAU        Finance Authority
GOB        General Obligation Bonds
GOLB       General Obligation Ltd. Bonds
GOUN       General Obligation Unlimited Nts.
H&EFA      Health and Educational Facilities Authority
HA         Hospital Authority
HAU        Housing Authority
HCF        Health Care Facilities
HE&HFA     Higher Education and Health Facilities Authority
HE&HFB     Health Educational and Housing Facility Board
HEFAU      Higher Educational Facilities Authority
HF         Health Facilities
HFA        Housing Finance Agency
HFAU       Health Facilities Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Devel. Corp.
HFFAU      Health Facilities Finance Authority
HOFA       Hospital Finance Agency/Authority
HTAU       Highway & Transportation Authority
IDA        Industrial Devel. Agency
IDAU       Industrial Development Authority
IDB        Industrial Development Board
IDC        Industrial Devel. Corp.
IDV        Industrial Development
ISD        Independent School District
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
MWFAU      Municipal Water Finance Authority
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt Receipts
PFAU       Public Finance Authority
POAU       Port Authority
PP         Professionals PRN, Inc.
PTTR       Puttable Tax Exempt Receipts
RA         Redevelopment Agency/Authority
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
RED        Redevelopment
REF        Refunding
RRB        Revenue Refunding Bonds
RTA        Regional Transportation Authority/Agency
SCDAU      Statewide Communities Development Authority
SDI        School District
SFM        Single Family Mtg.
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS     Short Puttable Exempt Adjustable Receipts
SPO        Special Obligations
SPTX       Special Tax
SW         Solid Waste


                        21 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

SWD        Solid Waste Disposal
TANs       Tax Anticipation Nts.
TFA        Transitional Finance Authority
TXAL       Tax Allocation
UDC        Urban Devel. Corp.
USD        Unified School District
WS         Water System
WSS        Water & Sewer System
YMCA       Young Men's Christian Assoc.

(1.) Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

(2.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $873,589,000 or 39.62% of the Trust's net assets as of September 30, 2008.

(4.) Put obligation redeemable at full principal value on the date reported.

(5.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $11,610,000, which represents 0.53% of the Trust's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobervable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Trust's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES      INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    2,209,503,885          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
    TOTAL                                      $2,209,503,885         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE TRUST'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized


                        22 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                  WHEN-ISSUED OR DELAYED DELIVERY
                         BASIS TRANSACTIONS
                  -------------------------------
Sold securities              $11,379,699

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not


                        23 | Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.


                        24 | Centennial Tax Exempt Trust



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008